CONVERTIBLE DEBT INSTRUMENTS - Narrative (Details)	1 Months Ended		3 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount					$ 110,673,348	$ 13,077,670
March 2020 Convertible Loan
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 3,741,675					$ 5,000,000
Borrowings, interest rate			7.50%					7.50%
Financing fees			$ 70,376	$ 94,043
Long-term debt, carrying amount			$ 3,318,735					$ 4,400,000
Effective interest rate			10.76%					10.76%
Residual value recorded as equity			$ 422,940					$ 600,000
September 2020 Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 15,340,000						$ 20,000,000
Borrowings, interest rate	15.00%						15.00%
Financing fees	$ 313,131	$ 417,675
Long-term debt, carrying amount	$ 14,290,420						$ 18,600,000
Effective interest rate	20.52%						20.52%
Residual value recorded as equity	$ 1,049,580						$ 1,400,000